SEGMENT AND GEOGRAPHIC INFORMATION (Segment Reporting) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of segments | segments	3
Revenues	$ 179,113,428	$ 227,595,969	$ 173,653,795
Cost of revenues	(139,362,586)	$ (129,279,063)	(96,399,886)
Impairment loss on intangible assets	(35,209,933)		(250,553)
Gross profit	39,750,842	$ 98,316,906	77,253,909
Impairment loss on intangible assets	(35,209,933)		(250,553)
Product development	(24,189,619)	$ (25,107,372)	(26,401,720)
Selling and marketing	(25,890,472)	(42,522,684)	(26,674,024)
General and administrative	$ (13,484,211)	(12,564,600)	(8,976,176)
Impairment loss on intangible assets included in Internet games segment		(1,323,260)	(1,562,386)
Total operating expenses	$ (63,564,302)	(81,517,916)	(63,614,306)
Government subsidies	1,573,577	1,138,909	2,176,449
Income (loss) from operations	(22,239,883)	17,937,899	15,816,052
Internet Games [Member]
Segment Reporting Information [Line Items]
Revenues	105,045,280	118,099,837	93,792,294
Cost of revenues	(52,368,813)	(61,443,104)	(45,283,888)
Gross profit	52,676,467	56,656,733	48,508,406
Cost of revenues including impairment loss on intangible assets	87,578,746		45,534,441
Gross profit including impairment loss on intangible assets	17,466,534		48,257,853
Mobile Games [Member]
Segment Reporting Information [Line Items]
Revenues	24,646,661	45,036,427	16,908,282
Cost of revenues	(14,776,616)	(22,977,318)	(7,780,237)
Gross profit	9,870,045	22,059,109	9,128,045
WVAS [Member]
Segment Reporting Information [Line Items]
Revenues	49,421,487	64,459,705	62,953,219
Cost of revenues	(37,007,224)	(44,858,641)	(43,085,208)
Gross profit	$ 12,414,263	$ 19,601,064	$ 19,868,011